Net Loss Per Share - Common share equivalents have been excluded from the calculation of diluted net loss per share (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss per share
Number of common share equivalents excluded in the calculation of diluted net loss per share	771	3,179	1,538	2,034
Common stock and RSUs
Net loss per share
Number of common share equivalents excluded in the calculation of diluted net loss per share					1,512	702	531
Estimated ESPP purchases
Net loss per share
Number of common share equivalents excluded in the calculation of diluted net loss per share	12	18	9	24	23	52	8
Employee Stock Option
Net loss per share
Number of common share equivalents excluded in the calculation of diluted net loss per share	453	1,883	781	910	2,783	446	2,305
Warrant [Member]
Net loss per share
Number of common share equivalents excluded in the calculation of diluted net loss per share					4,318	1,200	2,844